FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2015
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, we may enter into financial instruments to reduce the risk associated with fluctuations in interest rates.  We have entered into swaps that convert floating rate interest obligations to fixed rates, which, from an economic perspective hedge, our interest rate exposure.  We do not hold or issue instruments for speculative or trading purposes. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however, we do not anticipate non-performance by any of our counterparties.

We manage our debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. Certain interest rate swap agreements qualify and are designated for accounting purposes as cash flow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective. The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.

Fair values

We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying value and estimated fair value of our financial instruments as of June 30, 2015 and December 31, 2014 are as follows:

		June 30, 2015		December 31, 2014
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	59,498	59,498	98,998	98,998
Restricted cash and short-term investments	Level 1	173,752	173,752	172,383	172,383
Short-term debt due to related party (7)	Level 3	—	—	20,000	20,000
Long-term debt due to related parties (3)	Level 2	100,000	100,000	—	—
2012 Norwegian Bonds (1)	Level 1	165,538	171,952	174,450	173,578
2015 Norwegian Bonds (2)	Level 1	150,000	150,000	—	—
Long-term debt — floating (3)	Level 2	970,626	970,626	858,082	858,052
Obligations under capital leases (3)	Level 2	152,437	152,437	150,997	150,997

Derivatives:
Interest rate swaps asset (4) (5)	Level 2	2,682	2,682	3,617	3,617
Cross currency interest rate swap liability (6)	Level 2	68,423	68,423	56,639	56,639
Interest rate swaps liability (4) (5)	Level 2	14,817	14,817	15,222	15,222

(1) 2012 Norwegian bonds with a carrying value of $165.5 million and $174.5 million as of June 30, 2015 and December 31, 2014, respectively, are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2015 was $172.0 million, which is 96.27% of their face value.

(2) On May 22, 2015, we completed the issuance and sale of $150 million aggregate principal amount of 5 years non-amortizing bonds in Norway (the “2015 Norwegian Bonds”). The 2015 Norwegian Bonds mature on May 22, 2020 and bear interest at a rate of LIBOR plus 4.4%. In connection with the issuance of the 2015 Norwegian Bonds, we entered into economic hedge interest rate swap to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2015 Norwegian Bonds to an all-in fixed rate of 6.275%

(3) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(4) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(5) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2015 and December 31, 2014 was a net liability of $2.2 million (with a notional amount of $147.5 million) and a net liability of $2.0 million (with a notional amount of $211.6 million), respectively. The expected maturity of these interest rate agreements is from December 2015 to March 2018.

(6) In order to hedge our exposure to currency fluctuations under our 2012 NOK denominated senior unsecured bonds, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2015, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(68,423)

As of June 30, 2015 and December 31, 2014, our accumulated other comprehensive income included an unrealized loss of $7.0 million and an unrealized loss of $4.2 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.

(7) On June 24, 2015, the $20.0 million revolving credit facility with Golar was repaid.

The carrying values of accounts receivable, accounts payable and accrued liabilities, excluded from the table above, approximate fair values because of the short maturity of these instruments.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to that counterparty by offsetting them against amounts that the counterparty owes to us. Notwithstanding the master netting arrangements in place, as of June 30, 2015, the interest rate swap assets cannot be set-off against the interest rate swap liabilities as these are with different counterparties.

	June 30, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	2,682	(1,295)	1,387	3,617	(1,831)	1,786
Total liability derivatives	14,817	(1,295)	13,522	15,222	(1,831)	13,391

The cross currency interest rate swap has a credit support arrangement that require us to provide cash collateral in the event that the market valuation drops below a certain level. Since the market valuation has fallen below this level, we have provided $20.1 million of cash collateral as of June 30, 2015.

The fair value measurement of an asset or a liability must reflect the non-performance of the entity. Therefore, the impact of our credit worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

As of June 30, 2015, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,317,997	(1)	Dec. 2015	to	May. 2022	1.07%	to	6.485%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 6 above.

As of June 30, 2015, the notional principal amount of the swap agreements relating to the debt and capital lease obligations outstanding was $1,318.0 million (December 31, 2014: $1,416.3 million).